Supplemental Guarantor Information - Schedule of Supplemental Condensed Consolidated Statement of Cash Flow (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Profit before tax from continuing operations		€ 2,115	€ 1,741	[1]	€ 1,685	[1]
Profit before tax from discontinued operations		333	1,679		328
Profit before tax		2,448	3,420		2,013
Finance costs (net)		445	351		349
Share of equity accounted investments' profit		(72)	(60)		(65)
Loss/(profit) on disposals		(226)	(1,539)		(59)
Group operating profit		2,595	2,172		2,238
Depreciation charge		1,538	1,071		1,006
Amortisation of intangible assets		59	61		66
Impairment charge		8	56
Share-based payment (income)/expense		77	67		65
Other (primarily pension payments)		(3)	(67)		(186)
Net movement on working capital and provisions		(64)	(463)		(209)
Cash generated from operations		4,210	2,897		2,980
Interest paid (including leases)	[2]	(419)	(335)		(317)
Corporation tax paid		(325)	(663)		(474)
Net cash inflow/(outflow) from operating activities		3,466	1,899		2,189
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)		2,096	3,009		222
Interest received		20	34		11
Dividends received from equity accounted investments		35	48		31
Purchase of property, plant and equipment		(1,229)	(1,121)		(1,044)
Acquisition of subsidiaries (net of cash acquired)		(650)	(3,505)		(1,841)
Deferred and contingent acquisition consideration paid		(48)	(55)		(53)
Net cash inflow/(outflow) from investing activities		195	(1,592)		(2,685)
Cash flows from financing activities
Proceeds from issue of shares (net)			11		42
Proceeds from exercise of share options		20	7
Transactions involving non-controlling interests		(19)			(37)
Increase in interest-bearing loans and borrowings	[3]	91	1,434		1,010
Net cash flow arising from derivative financial instruments		(36)	6		169
Premium paid on early debt redemption					(18)
Repayment of interest-bearing loans, borrowings and finance leases	[3]	(572)	(246)		(343)
Repayment of lease liabilities	[4]	(317)
Treasury Shares/own shares purchased		(852)	(792)		(3)
Dividends paid to equity holders of the Company		(584)	(521)		(469)
Dividends paid to non-controlling interests		(10)	(12)		(8)
Net cash (outflow)/inflow from financing activities		(2,279)	(113)		343
Increase/(decrease) in cash and cash equivalents		1,382	194		(153)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January		2,346	2,135		2,449
Translation adjustment		27	17		(161)
Increase/(decrease) in cash and cash equivalents		1,382	194		(153)
Cash and cash equivalents at 31 December		3,755	2,346		2,135
Guarantor [member]
Cash flows from operating activities
Profit before tax from continuing operations		2,097	1,738		1,662
Profit before tax from discontinued operations		332	1,678		327
Profit before tax		2,429	3,416		1,989
Finance costs (net)		3	(1)		(2)
Share of subsidiaries' profit before tax		(842)	(1,629)		(1,900)
Share of equity accounted investments' profit		(72)	(60)		(65)
Loss/(profit) on disposals		13	15
Group operating profit		1,531	1,741		22
Share-based payment (income)/expense		(26)	(13)		(1)
Cash generated from operations		1,505	1,728		21
Interest paid (including leases)		(3)
Net cash inflow/(outflow) from operating activities		1,502	1,728		21
Cash flows from investing activities
Interest received			1		2
Advances from subsidiary and parent undertakings		(375)	(184)		407
Net cash inflow/(outflow) from investing activities		(375)	(183)		409
Cash flows from financing activities
Proceeds from issue of shares (net)			11		42
Proceeds from exercise of share options		20	7
Advances to subsidiary and parent undertakings		336	(238)
Repayment of interest-bearing loans, borrowings and finance leases			(2)
Treasury Shares/own shares purchased		(852)	(792)		(3)
Dividends paid to equity holders of the Company		(584)	(521)		(469)
Net cash (outflow)/inflow from financing activities		(1,080)	(1,535)		(430)
Increase/(decrease) in cash and cash equivalents		47	10
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January		411	401		401
Increase/(decrease) in cash and cash equivalents		47	10
Cash and cash equivalents at 31 December		458	411		401
CRH America, Inc [member]
Cash flows from operating activities
Profit before tax from continuing operations		146	122		90
Profit before tax		146	122		90
Finance costs (net)		(10)	(7)		(7)
Share of subsidiaries' profit before tax		(136)	(115)		(83)
Net movement on working capital and provisions		(1)	(4)		(11)
Cash generated from operations		(1)	(4)		(11)
Interest paid (including leases)		(280)	(224)		(236)
Corporation tax paid		(36)	(32)		(29)
Net cash inflow/(outflow) from operating activities		(317)	(260)		(276)
Cash flows from investing activities
Interest received		290	231		242
Advances from subsidiary and parent undertakings		70	241		356
Net cash inflow/(outflow) from investing activities		360	472		598
Cash flows from financing activities
Increase in interest-bearing loans and borrowings			31		6
Net cash flow arising from derivative financial instruments		0			11
Premium paid on early debt redemption					(18)
Repayment of interest-bearing loans, borrowings and finance leases		(43)	(243)		(321)
Dividends paid to equity holders of the Company		0
Dividends paid to non-controlling interests		0
Net cash (outflow)/inflow from financing activities		(43)	(212)		(322)
Non-Guarantor subsidiaries [member]
Cash flows from operating activities
Profit before tax from continuing operations		590	7		1,654
Profit before tax from discontinued operations		333	1,679		328
Profit before tax		923	1,686		1,982
Finance costs (net)		452	359		358
Share of equity accounted investments' profit		(72)	(60)		(65)
Loss/(profit) on disposals		(239)	(1,554)		(59)
Group operating profit		1,064	431		2,216
Depreciation charge		1,538	1,071		1,006
Amortisation of intangible assets		59	61		66
Impairment charge		8	56
Share-based payment (income)/expense		103	80		66
Other (primarily pension payments)		(3)	(67)		(186)
Net movement on working capital and provisions		(63)	(459)		(198)
Cash generated from operations		2,706	1,173		2,970
Interest paid (including leases)		(426)	(342)		(323)
Corporation tax paid		(289)	(631)		(445)
Net cash inflow/(outflow) from operating activities		1,991	200		2,202
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)		2,096	3,009		222
Interest received		20	33		9
Dividends received from equity accounted investments		35	48		31
Purchase of property, plant and equipment		(1,229)	(1,121)		(1,044)
Advances from subsidiary and parent undertakings		(336)	238
Acquisition of subsidiaries (net of cash acquired)		(650)	(3,505)		(1,841)
Other investments and advances		(29)	(2)		(11)
Deferred and contingent acquisition consideration paid		(48)	(55)		(53)
Net cash inflow/(outflow) from investing activities		(141)	(1,355)		(2,687)
Cash flows from financing activities
Transactions involving non-controlling interests		(19)			(37)
Advances to subsidiary and parent undertakings		305	(57)		(763)
Increase in interest-bearing loans and borrowings		91	1,403		1,004
Net cash flow arising from derivative financial instruments		(36)	6		158
Repayment of interest-bearing loans, borrowings and finance leases		(529)	(1)		(22)
Repayment of lease liabilities		(317)
Dividends paid to non-controlling interests		(10)	(12)		(8)
Net cash (outflow)/inflow from financing activities		(515)	1,339		332
Increase/(decrease) in cash and cash equivalents		1,335	184		(153)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January		1,935	1,734		2,048
Translation adjustment		27	17		(161)
Increase/(decrease) in cash and cash equivalents		1,335	184		(153)
Cash and cash equivalents at 31 December		3,297	1,935		1,734
Eliminate and reclassify [member]
Cash flows from operating activities
Profit before tax from continuing operations		(718)	(126)		(1,721)
Profit before tax from discontinued operations		(332)	(1,678)		(327)
Profit before tax		(1,050)	(1,804)		(2,048)
Share of subsidiaries' profit before tax		978	1,744		1,983
Share of equity accounted investments' profit		72	60		65
Interest paid (including leases)		290	231		242
Net cash inflow/(outflow) from operating activities		290	231		242
Cash flows from investing activities
Interest received		(290)	(231)		(242)
Advances from subsidiary and parent undertakings		641	(295)		(763)
Net cash inflow/(outflow) from investing activities		351	(526)		(1,005)
Cash flows from financing activities
Advances to subsidiary and parent undertakings		(641)	295		763
Net cash (outflow)/inflow from financing activities		(641)	295		763
CRH and subsidiaries [member]
Cash flows from operating activities
Profit before tax from continuing operations		2,115	1,741		1,685
Profit before tax from discontinued operations		333	1,679		328
Profit before tax		2,448	3,420		2,013
Finance costs (net)		445	351		349
Share of equity accounted investments' profit		(72)	(60)		(65)
Loss/(profit) on disposals		(226)	(1,539)		(59)
Group operating profit		2,595	2,172		2,238
Depreciation charge		1,538	1,071		1,006
Amortisation of intangible assets		59	61		66
Impairment charge		8	56
Share-based payment (income)/expense		77	67		65
Other (primarily pension payments)		(3)	(67)		(186)
Net movement on working capital and provisions		(64)	(463)		(209)
Cash generated from operations		4,210	2,897		2,980
Interest paid (including leases)		(419)	(335)		(317)
Corporation tax paid		(325)	(663)		(474)
Net cash inflow/(outflow) from operating activities		3,466	1,899		2,189
Cash flows from investing activities
Proceeds from disposals (net of cash disposed and deferred proceeds)		2,096	3,009		222
Interest received		20	34		11
Dividends received from equity accounted investments		35	48		31
Purchase of property, plant and equipment		(1,229)	(1,121)		(1,044)
Acquisition of subsidiaries (net of cash acquired)		(650)	(3,505)		(1,841)
Other investments and advances		(29)	(2)		(11)
Deferred and contingent acquisition consideration paid		(48)	(55)		(53)
Net cash inflow/(outflow) from investing activities		195	(1,592)		(2,685)
Cash flows from financing activities
Proceeds from issue of shares (net)			11		42
Proceeds from exercise of share options		20	7
Transactions involving non-controlling interests		(19)			(37)
Increase in interest-bearing loans and borrowings		91	1,434		1,010
Net cash flow arising from derivative financial instruments		(36)	6		169
Premium paid on early debt redemption					(18)
Repayment of interest-bearing loans, borrowings and finance leases		(572)	(246)		(343)
Repayment of lease liabilities		(317)
Treasury Shares/own shares purchased		(852)	(792)
Dividends paid to equity holders of the Company		(584)	(521)		(469)
Dividends paid to non-controlling interests		(10)	(12)		(8)
Net cash (outflow)/inflow from financing activities		(2,279)	(113)		343
Increase/(decrease) in cash and cash equivalents		1,382	194		(153)
Reconciliation of opening to closing cash and cash equivalents
Cash and cash equivalents at 1 January		2,346	2,135		2,449
Translation adjustment		27	17		(161)
Increase/(decrease) in cash and cash equivalents		1,382	194		(153)
Cash and cash equivalents at 31 December		€ 3,755	€ 2,346		€ 2,135

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.
[2]	Leases include finance leases previously capitalised under IAS 17 Leases in 2018 and 2017 and all capitalised leases included as lease liabilities under IFRS 16 Leases in 2019.
[3]	Finance leases as previously capitalised under IAS 17 in 2018 and 2017.
[4]	Repayment of lease liabilities capitalised under IFRS 16 in 2019 amounted to €386 million, of which €69 million related to interest paid which is presented in cash flows from operating activities.